Consolidated Statements of Financial Position - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	CAD 0	CAD 2,705
Trade and other receivables (note 18)	112,844	112,171
Financial derivatives (note 18)	18,510	2,219
Current assets	131,354	117,095
Non-current assets
Exploration and evaluation assets (note 6)	272,974	308,462
Oil and gas properties (note 7)	3,958,309	4,152,169
Other plant and equipment (note 8)	9,474	16,359
Assets	4,372,111	4,594,085
Current liabilities
Trade and other payables (note 18)	144,542	112,973
Financial derivatives (note 18)	50,095	28,532
Onerous contracts (note 19)	2,574	9,504
Current liabilities	197,211	151,009
Non-current liabilities
Bank loan (note 9)	212,138	187,954
Long-term notes (note 10)	1,474,184	1,566,116
Asset retirement obligations (note 11)	368,995	331,517
Deferred income tax liability (note 15)	204,698	375,695
Financial derivatives (note 18)	0	2,833
Liabilities	2,457,226	2,615,124
SHAREHOLDERS’ EQUITY
Shareholders' capital	4,443,576	4,422,661
Contributed surplus	15,999	21,405
Accumulated other comprehensive income	463,104	629,863
Deficit	(3,007,794)	(3,094,968)
Shareholders' equity	1,914,885	1,978,961
Liabilities and shareholders' equity	CAD 4,372,111	CAD 4,594,085